Other Accounts Payable	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 13:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2024	2023
Employees and payroll accruals	$75	$48
Accrued vacation	130	104
Other payables	-	33

	$205	$185